Redeemable Convertible Preferred Stocks - Summary of Redeemable Convertible Preferred Stocks (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Stocks [line items]
Dividend payable	₩ 14,297
Non-controlling interests [member]
Redeemable Convertible Preferred Stocks [line items]
Dividend payable	₩ 14,297	₩ 18,805